PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

Electronics and office equipment	46,911	37,846	5,451
Motor vehicles	10,686	11,783	1,697
Leasehold improvements	29,842	49,045	7,064

Property and equipment, cost	87,439	98,674	14,212
Less: Accumulated depreciation	(43,245)	(44,739)	(6,444)

Property and equipment, net	44,194	53,935	7,768